Note 1 - Summary of Significant Accounting Policies (Details Textual) - EUR (€) € in Thousands, shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Product Warranty Expense		€ 131	€ 433	€ 316
Advertising Expense		€ 739	€ 719	€ 672
Class of Warrant or Right, Outstanding (in shares)		0	0
Operating Lease, Liability, Total		€ 2,684
Operating Lease, Right-of-Use Asset		€ 2,647
Accounting Standards Update 2016-02 [Member]
Operating Lease, Liability, Total					€ 35,000
Operating Lease, Right-of-Use Asset					€ 35,000
Minimum [Member]
Revenue from Contract with Customer, Customer Payment Period (Month)		30 days
Standard Product Warranty Period (Year)		1 year
Maximum [Member]
Revenue from Contract with Customer, Customer Payment Period (Month)		90 days
Standard Product Warranty Period (Year)		2 years
Maximum [Member] | Devices Leased Under RPPs and Devices Subject to Sale and Leaseback Transactions [Member]
Property, Plant and Equipment, Useful Life (Year)	7 years